Stock-based compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation
12.	Stock-based compensation
In connection with a transaction between entities under common control by which the Company became the reporting entity in April 2020, the Board of Directors approved the 2020 Equity Incentive Plan (the “New Plan”) by which options granted under the New Plan were presenting similar commercial terms of the options granted under the
D-Wave
December 2013 Amended and Restated Equity Incentive Plan. In the accompanying consolidated financial statements and notes, options issued under previous stock option plans and respective compensation expenses are retrospectively presented as if such options had been issued and outstanding under the 2020 Equity Incentive Plan for all periods during which the previous reporting entity was under common control.
Options granted under the Plan generally vest over four years with a one-year
cliff. Upon the first anniversary of the vesting start date, 25% of the options vest; the remaining 75% of the options vest in 36 equal monthly installments following the first anniversary of the vesting start date, provided the option holder continues to have a full-time active employment or service relationship with the Company on each vesting date. The options expire on the 10th anniversary of the grant date. As of December 31, 2021 and 2020, 16,336,134 and 12,654,807 options granted under the Plan remained outstanding, respectively.
Stock option valuation
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.

•
Risk-Free Interest Rate
. The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term.

•
Expected Term
. The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.

•
Expected Volatility
. As the Company is privately held and there has been no public market for its common stock to date, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data.

•	Expected dividend Yield . The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

•	Fair Value of Underlying Common Stock . Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of common stock. The Board of Directors considers

	Years ended December 31,
	2021	2020
Expected dividend yield	0%	0%
Expected volatility	56%	45%
Expected term (years)	8.53	9.41
Risk-free interest rate	0.87%	0.43%
Common stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2020	12,654,807	0.81	9.38	—
D-Wave options granted	4,369,866	0.82	—	—
D-Wave options exercised	(105,203)	0.81	—	—
D-Wave options forfeited	(171,204)	0.81	—	—
D-Wave options expired	(412,132)	0.81	—	—

Balance as of December 31, 2021	16,336,134	0.81	8.55	80,179

Options unvested as of December 31, 2021	6,943,273	0.81	8.53	77,423

Options exercisable as of December 31, 2021	9,392,861	0.81	8.20	46,116

The aggregate intrinsic value of stock options was calculated as the difference between the exercise price of the stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
The weighted average grant date fair values per share of stock options granted during the years ended December 31, 2021 and 2020 were $1.99 and $0.35, respectively.
The total fair values of the stock options vested during the years ended December 31, 2021 and 2020 were $1,733,745 and $1,035,000, respectively.

A continuity of the Company’s United States dollar common stock warrants issued and outstanding is as follows:

	Number of common stock warrants	Weighted average exercise price ($)	Number of preferred stock warrants	Weighted average exercise price ($)
Balance as of December 31, 2020	617,972	1.75	3,247,637	1.92

Granted during the period	—	—	—	—
Expired during the period	—	—	—	—
Exercised during the period	—	—	—	—

Balance as of December 31, 2021	617,972	1.75	3,247,637	1.92

The Company did not record any movements during the year ended December 31, 2021.

As
of December 31, 2021, the following United States dollar common stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	617,972	$1.75	14-April-22	617,972

Total, December 31, 2021	617,972	$1.75		617,972

As of December 31, 2021, the following United States dollar preferred stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, December 31, 2021	3,247,637	$1.92		1,299,055

Stock-based compensation
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2021	2020
Research and development	$338	$1,513
General and administrative	1,164	1,346
Sales and marketing	237	130

Total stock-based compensation	$1,739	$2,989

DWave System [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation
8.	Stock-based compensation
Stock option valuation
The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option-pricing model. The Black-Scholes option-pricing model requires estimates of highly subjective assumptions, which affect the fair value of each stock option.

•
Risk-Free Interest Rate
. The Company estimates its risk-free interest rate by using the yield on actively traded non-inflation-indexed
U.S. treasury securities with contract maturities equal to the expected term.

•
Expected Term
. The expected term of the Company’s options represents the period that the stock-based awards are expected to be outstanding. The Company has estimated the expected term of its employee awards using the SAB Topic 14 Simplified Method allowed by the FASB and SEC, for calculating expected term as it has limited historical exercise data to provide a reasonable basis upon which to otherwise estimate expected term. Certain of the Company’s options began vesting prior to the grant date, in which case the Company uses the remaining vesting term at the grant date in the expected term calculation.

•
Expected Volatility
. As the Company is privately held and there has been no public market for its common stock to date, the expected volatility is based on the average historical stock price volatility of comparable publicly-traded companies in its industry peer group, financial, and market capitalization data.

•	Expected Dividend Yield . The Company has not declared or paid dividends to date and does not anticipate declaring dividends. As such, the dividend yield has been estimated to be zero.

•
Fair Value of Underlying Common Stock
. Because the Company’s common stock is not yet publicly traded, the Company must estimate the fair value of common stock. The Board of Directors considers numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting in which awards are approved. The factors considered include, but are not limited to: (i) the results of contemporaneous independent third-party valuations of the Company’s common
stock; (ii) the prices, rights, preferences, and privileges of the Company’s Convertible Redeemable Preferred Stock relative to those of its common stock; (iii) the lack of marketability of the Company’s common stock; (iv) actual operating and financial results; (v) current business conditions and projections; (vi) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions; and (vii) precedent transactions involving the Company’s shares.

There were no options granted during the six months ended June 30, 2022. The assumptions
used to estimate the fair value of stock options granted during the six months ended June 30, 2021 are as follows:

	Six months ended June 30,
	2022	2021
Expected dividend yield	—	0%
Expected volatility	—	50%
Expected term (years)	—	6.08
Risk-free interest rate	—	0.83%
Common stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2021	16,336,134	0.81	8.55	80,179
Granted	—	—
Exercised	(174,378)	0.81
Forfeited	(840,002)	0.81
Expired	(11,077)	0.81

Balance as of June 30, 2022	15,310,677	0.81	7.96	75,144

Unvested as of June 30, 2022	4,698,271	0.81	7.77	73,479

Exercisable as of June 30, 2022	10,612,406	0.81	7.43	52,098

The aggregate intrinsic value of stock options was calculated as the difference between the exercise price of the stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
The weighted average grant date fair values per share of stock options granted during the six months ended June 30, 2022 was nil as no stock options were granted. The weighted average grant date fair values per share of stock options granted during the six months ended June 30, 2021 was 0.62.

The total fair
values of the stock options vested during the six months ended June 30, 2022 and 2021 was $1,703,000 and $535,000 respectively.

Common stock warrants
On April 14, 2022
, 617,972 common stock warrants with an exercise price of $1.75 expired. As of June 30, 2022 there ar
e
 no
 c
ommon stock warrants outstanding.
Preferred stock warrants
The Company did not record any movements during the six months ended June 30, 2022.
As of June 30, 2022, the following United States dollar preferred stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, June 30, 2022	3,247,637	$1.92		1,299,055

Stock-based compensation
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three months ended June 30,
	2022	2021
Research and development	$117	$58
General and administrative	641	74
Sales and marketing	58	37

Total stock-based compensation	$816	$169

	Six months ended June 30,
	2022	2021
Research and development	$210	$88
General and administrative	1,270	173
Sales and marketing	120	69

Total stock-based compensation	$1,600	$330